Trade and Other Receivables (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade and Other Receivables [Abstract]
Risk percentage	74.00%	74.00%	81.00%
Derecognized accounts receivable net book value	$ 78,737	$ 158,812